Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Nine Months Ended September 30, 2016 and 2017 - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating activities:
Net loss	$ (80,099)	$ (8,854)
Adjustments to reconcile net loss to net cash from operating activities:
Research and development expense settled by shares issuance	42,259
Share-based compensation	18,862
Depreciation expenses	22	14
Changes in operating assets and liabilities:
Advances to suppliers	(1,216)	(660)
Prepaid expenses	(60)
Other current assets	(11)	(27)
Other noncurrent assets	(155)	(86)
Accounts payable	581	1,141
Amounts due to related parties	(208)	(68)
Accrued expenses	1,214	41
Other current liabilities	197	31
Net cash used in operating activities	(18,614)	(8,468)
Investing activities:
Acquisitions of property and equipment	(68)	(89)
Purchase of short-term investments	(3,006)
Net cash used in investing activities	(3,074)	(89)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discount	50,505	15,250
Payment of initial public offering costs	(2,783)	(147)
Net cash provided by financing activities	47,722	15,103
Effect of foreign exchange rate changes, net	(3)	(38)
Net increase in cash and cash equivalents	26,031	6,508
Cash at beginning of period	11,687	10,821
Cash at end of period	37,718	17,329
Non-cash activities:
Initial public offering costs accrued in accrued expenses and other current liabilities		610
Research and Development Expenses Settled by Shares Issuance	$ 42,259